Share Based Compensation (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Cost of revenues
Sales and marketing expenses	359	1,470
General and administrative expenses	254	1,277
Research and development expenses	363	3,143
Total compensation expense	$ 976	$ 5,890